Nature of Business and Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands						1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 08, 2021 USD ($) shares	Jun. 04, 2021 USD ($) $ / shares shares	May 11, 2021 USD ($) $ / shares shares	Dec. 22, 2020	Mar. 28, 1956	Sep. 30, 2019	Aug. 31, 2014	Oct. 31, 2002	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($)
Nature Of Business And Basis Of Presentation [Line Items]
Proceeds from issuance of common stock									$ 297	$ 45	$ 63	$ 130
Number of states based on description | Number											2
Bowman North Carolina Ltd Previously Known As He Wilson Liquidations Inc
Nature Of Business And Basis Of Presentation [Line Items]
Entity incorporation, Date of incorporation				Dec. 22, 2020
Business acquisition, Effective date of acquisition				Dec. 22, 2020
DCPC And NCPC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Business acquisition, Effective date of acquisition											Dec. 31, 2020
HE Wilson Liquidations Inc [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Entity incorporation, Date of incorporation					Mar. 28, 1956
Bowman Consulting DCPC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Entity incorporation, Date of incorporation							Aug. 01, 2014
Bowman Consulting NCPC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Entity incorporation, Date of incorporation						Sep. 01, 2019
Omland Engineering Land Survey And Landscape Architecture Associates PC [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Entity incorporation, Date of incorporation								Oct. 01, 2002
Initial Public Offering
Nature Of Business And Basis Of Presentation [Line Items]
Number of shares issued and sold | shares		115,925	3,690,000
Shares price per share | $ / shares		$ 14.00	$ 14.00
Net proceeds from sale of common stock			$ 48,000
Proceeds from issuance of common stock		$ 1,600
Deferred offering costs reclassified into shareholder's equity			$ 2,300
Deferred offering costs capitalized											$ 900
Over-Allotment Option
Nature Of Business And Basis Of Presentation [Line Items]
Number of shares issued and sold | shares	3,805,925
Net proceeds from sale of common stock	$ 1,500
Proceeds from issuance of common stock	$ 53,300